Stockholders' Equity	12 Months Ended
Sep. 30, 2013
Equity [Abstract]
Stockholders' Equity
STOCKHOLDERS' EQUITY

The Company and the Bank are subject to various regulatory capital requirements. Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital to risk weighted assets (as defined in the regulations) and Tier 1 capital to average assets (as defined in the regulations). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. The Company and the Bank are also subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2013 and 2012, the Company and the Bank met all capital adequacy requirements to which they are subject, and the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
As of September 30, 2013	(In thousands)
Total Capital (to risk-weighted assets)
The Company	$1,749,383	26.49%	$528,243	8.00%	NA	NA
The Bank	$1,693,227	25.64%	$528,380	8.00%	$660,475	10.00%
Tier I Capital (to risk-weighted assets)
The Company	$1,666,091	25.23%	$264,121	4.00%	NA	NA
The Bank	$1,609,914	24.38%	$264,190	4.00%	$396,285	6.00%
Tier 1 Capital (to average assets)
The Company	$1,666,091	13.03%	$511,334	4.00%	NA	NA
The Bank	$1,609,914	12.59%	$511,358	4.00%	$639,197	5.00%

As of September 30, 2012
Total Capital (to risk-weighted assets)
The Company	$1,707,211	28.14%	$485,310	8.00%	NA	NA
The Bank	$1,653,760	27.29%	$484,822	8.00%	$606,028	10.00%
Tier I Capital (to risk-weighted assets)
The Company	$1,630,656	26.88%	$242,655	4.00%	NA	NA
The Bank	$1,577,280	26.03%	$242,411	4.00%	$363,617	6.00%
Tier 1 Capital (to average assets)
The Company	$1,630,656	12.83%	$508,534	4.00%	NA	NA
The Bank	$1,577,280	12.92%	$488,445	4.00%	$610,556	5.00%

At periodic intervals, the Federal Reserve, the OCC and the Federal Deposit Insurance Corporation (FDIC) routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings. The extent to which forthcoming regulatory examinations may result in adjustments to the financial statements cannot be determined; however, no adjustments were proposed as a result of the most recent examination which concluded in July, 2013.

The Federal Reserve and the OCC approved final capital rules in July 2013 that substantially amend the existing capital rules for bank holding companies and banks. These are further described in the 10-K report under "Washington Federal, National Association (Bank) - Regulatory Capital Requirements".

The Company has an ongoing stock repurchase program. 6,315,196 shares were repurchased during 2013 at a weighted average cost of $17.46. In 2012, 2,895,484 shares were repurchased during the year at a weighted average price of $14.48. As of September 30, 2013, management had authorization from the Board of Directors to repurchase up to 9,872,834 additional shares.

In connection with 2008 Troubled Asset Relief Program ("TARP") the Company issued 1,707,456 warrants to purchase common stock at an exercise price of $17.57. As of September 30, 2013, 1,700,856 warrants remained outstanding with an expiration date of November 14, 2018. The warrants have been included in the calculation of diluted shares outstanding using the treasury stock method.